Lease (Tables)	6 Months Ended
Apr. 30, 2025
Lease
Schedule of operating lease cost reported in rent expenses on consolidated statements of operations and comprehensive income/(loss) related to Company's leases

	For the six months ended April 30,
	2025	2024
Operating lease expense	$15,601	$33,121